MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2024-RPL1 ABS 15G

Exhibit 99.4 - Schedule 1

ATR QM Data Fields
Loans in Report: 3

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXX	6485417	Not covered/exempt	No	No
XXXXXXXXX	6503365	Not covered/exempt	No	No
XXXXXXXXX	6503384	Non-QM: Compliant with ATR	No	Yes
3